Income taxes (Disclosure of deferred tax assets) (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Components of deferred income tax assets and liabilities [Line Items]
Deferred tax assets	$ 5,954,000	$ 6,022,000	$ 4,666,000
Unrecognized deferred tax assets	(5,954,000)	(6,022,000)	(4,666,000)
Net deferred tax assets	0	0	0
Allowable capital losses [Member]
Components of deferred income tax assets and liabilities [Line Items]
Deferred tax assets	0	221,000	221,000
Share issue costs [Member]
Components of deferred income tax assets and liabilities [Line Items]
Deferred tax assets	15,000	23,000	16,000
Marketable securities [Member]
Components of deferred income tax assets and liabilities [Line Items]
Deferred tax assets	0	9,000	5,000
Joint venture settlement obligation [Member]
Components of deferred income tax assets and liabilities [Line Items]
Deferred tax assets	984,000	910,000	1,079,000
Convertible debt [Member]
Components of deferred income tax assets and liabilities [Line Items]
Deferred tax assets	0	144,000	0
Non-capital and net operating loss carry forward [Member]
Components of deferred income tax assets and liabilities [Line Items]
Deferred tax assets	$ 4,955,000	$ 4,715,000	$ 3,345,000